Equity - Summary of Restricted Stock Units (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Stock Units
Number of Shares
Beginning balance (in shares)	746,612
Granted (in shares)	708,446
Vested (in shares)	(271,118)
Forfeited (in shares)	(371,975)
Ending balance (in shares)	811,965
Weighted Average Fair Value
Beginning balance (in USD per share) | $ / shares	$ 31.40
Granted (in USD per share) | $ / shares	30.37
Vested (in USD per share) | $ / shares	28.96
Forfeited (in USD per share) | $ / shares	33.00
Ending balance (in USD per share) | $ / shares	$ 30.58
Performance Shares
Number of Shares
Granted (in shares)	114,287
Maximum | Restricted Stock Units
Number of Shares
Vesting period	3 years